Securities (Tables)	12 Months Ended
Dec. 31, 2014
Securities [Abstract]
Reconciliation From Amortized Cost To Estimated Fair Value Of Marketable Securities

	December 31, 2014				December 31, 2013
(In thousands)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Available for sale:
U.S. Government sponsored entities	$4,711	$-	$(93)	$4,618	$6,723	$27	$(332)	$6,418
State and political subdivisions	11,055	112	(35)	11,132	16,960	192	(554)	16,598
Residential mortgage-backed securities	33,884	646	(147)	34,383	44,168	696	(475)	44,389
Commercial mortgage-backed securities	-	-	-	-	887	2	(1)	888
Corporate and other securities	10,188	63	(311)	9,940	13,173	67	(400)	12,840
Total securities available for sale	$59,838	$821	$(586)	$60,073	$81,911	$984	$(1,762)	$81,133
Held to maturity:
U.S. Government sponsored entities	$4,440	$-	$(124)	$4,316	$5,814	$-	$(460)	$5,354
State and political subdivisions	2,417	277	-	2,694	2,441	121	(17)	2,545
Residential mortgage-backed securities	8,164	211	(29)	8,346	10,395	145	(198)	10,342
Commercial mortgage-backed securities	4,005	13	(53)	3,965	6,750	87	(437)	6,400
Corporate and other securities	983	-	(23)	960	981	-	(73)	908
Total securities held to maturity	$20,009	$501	$(229)	$20,281	$26,381	$353	$(1,185)	$25,549

Schedule Of Marketable Securities By Contractual Maturity

	Within one year		After one through five years		After five through ten years		After ten years		Total carrying value
(In thousands, except percentages)	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield
Available for sale at fair value:
U.S. Government sponsored entities	$-	-%	$1,014	1.00%	$956	2.06%	$2,648	2.04%	$4,618	1.82%
State and political subdivisions	40	6.49	1,165	2.23	6,189	2.37	3,738	2.60	11,132	2.45
Residential mortgage-backed securities	-	-	1,718	1.70	2,335	1.94	30,330	2.81	34,383	2.70
Corporate and other securities	-	-	2,406	1.00	1,500	1.19	6,034	1.43	9,940	1.29
Total securities available for sale	$40	6.49%	$6,303	1.42%	$10,980	2.09%	$42,750	2.55%	$60,073	2.35%
Held to maturity at cost:
U.S. Government sponsored entities	$-	-%	$-	-%	$-	-%	$4,440	1.97%	$4,440	1.97%
State and political subdivisions	309	0.75	-	-	-	-	2,108	4.72	2,417	4.21
Residential mortgage-backed securities	-	-	468	4.87	272	5.19	7,424	3.01	8,164	3.19
Commercial mortgage-backed securities	-	-	-	-	-	-	4,005	2.76	4,005	2.76
Corporate and other securities	-	-	-	-	983	2.95	-	-	983	2.95
Total securities held to maturity	$309	0.75%	$468	4.87%	$1,255	3.44%	$17,977	2.90%	$20,009	2.94%

Schedule Of Marketable Securities In Unrealized Loss Position

	December 31, 2014
		Less than 12 months		12 months and greater		Total
(In thousands, except number in a loss position)	Total number in a loss position	Estimated fair value	Unrealized loss	Estimated fair value	Unrealized loss	Estimated fair value	Unrealized loss
Available for sale:
U.S. Government sponsored entities	4	$-	$-	$4,590	$(93)	$4,590	$(93)
State and political subdivisions	7	-	-	4,103	(35)	4,103	(35)
Residential mortgage-backed securities	9	6,579	(16)	5,889	(131)	12,468	(147)
Commercial mortgage-backed securities	-	-	-	-	-	-	-
Corporate and other securities	7	1,053	(46)	3,736	(265)	4,789	(311)
Total temporarily impaired securities	27	$7,632	$(62)	$18,318	$(524)	$25,950	$(586)
Held to maturity:
U.S. Government sponsored entities	2	$-	$-	$4,316	$(124)	$4,316	$(124)
Residential mortgage-backed securities	3	-	-	2,586	(29)	2,586	(29)
Commercial mortgage-backed securities	1	-	-	1,822	(53)	1,822	(53)
Corporate and other securities	1	-	-	960	(23)	960	(23)
Total temporarily impaired securities	7	$-	$-	$9,684	$(229)	$9,684	$(229)

	December 31, 2013
		Less than 12 months		12 months and greater		Total
(In thousands, except number in a loss position)	Total number in a loss position	Estimated fair value	Unrealized loss	Estimated fair value	Unrealized loss	Estimated fair value	Unrealized loss
Available for sale:
U.S. Government sponsored entities	5	$5,591	$(332)	$-	$-	$5,591	$(332)
State and political subdivisions	19	8,575	(453)	934	(101)	9,509	(554)
Residential mortgage-backed securities	13	13,226	(398)	1,474	(77)	14,700	(475)
Commercial mortgage-backed securities	3	368	(1)	-	-	368	(1)
Corporate and other securities	9	3,994	(105)	3,088	(295)	7,082	(400)
Total temporarily impaired securities	49	$31,754	$(1,289)	$5,496	$(473)	$37,250	$(1,762)
Held to maturity:
U.S. Government sponsored entities	3	$5,354	$(460)	$-	$-	$5,354	$(460)
State and political subdivisions	2	986	(17)	-	-	986	(17)
Residential mortgage-backed securities	7	6,333	(193)	114	(5)	6,447	(198)
Commercial mortgage-backed securities	2	3,668	(437)	-	-	3,668	(437)
Corporate and other securities	1	908	(73)	-	-	908	(73)
Total temporarily impaired securities	15	$17,249	$(1,180)	$114	$(5)	$17,363	$(1,185)

Schedule Of Realized Gains (Losses) For Marketable Securities

	For the years ended December 31,
(In thousands)	2014	2013
Available for sale:
Realized gains	$440	$394
Realized losses	(7)	(4)
Total securities available for sale	433	390
Held to maturity:
Realized gains	-	-
Realized losses	-	-
Total securities held to maturity	-	-
Net gains on sales of securities	$433	$390